DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Derivative [Line Items]
Gains recorded in accumulated other comprehensive loss expected to be reclassified into earnings within the next twelve months	$ 1.6
Foreign currency forward contracts
Derivative [Line Items]
Derivative, notional amount	$ 74.4	$ 91.3